Trade payables (Schedule of Trade Payables) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Disclosure of offsetting of financial liabilities [line items]
Open accounts | ₪			₪ 22,378	₪ 24,396
Checks payables | ₪			1,096	254
Total Trade payables | ₪			₪ 23,474	₪ 24,650
US Dollars [Member]
Disclosure of offsetting of financial liabilities [line items]
Open accounts | $		$ 6,960
Checks payables | $		341
Total Trade payables | $	[1]	$ 7,301

[1]	Convenience Translation into US Dollars.